CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (14,762)	$ (15,485)	$ (11,258)	$ (109,677)
Items not affecting cash flows
Depreciation and amortization	1,264	1,838	3,516	4,023
Impairment of goodwill and intangible assets	11,937	0	0	67,112
Amortization of debt discount and debt issuance costs	660	310
Stock-based compensation	962	3,125	5,064	10,967
Amendment to warrants as part of debt modification	(281)	0
Extinguishment of debt	356	210	1,707	0
Change in fair value of warrants and conversion feature	(87)	(695)
Exchange rate loss (gain)	(71)	187	346	192
Change in deferred tax assets and liabilities			(866)	0
Amortization of debt discount			2,014	0
Amortization of deferred finance charges			145	0
Issuance of warrants			114	65
Issuance of shares of common stock related to the acquisition of IDG			17	0
Change in fair value of derivative warrant liabilities and conversion feature			(2,544)	(2,201)
Changes in operating assets and liabilities
Increase in accounts receivable	(284)	0
Decrease in inventory	119	0
Decrease in other current assets and other assets	395	429
Increase in accounts payable, accrued expenses and other current liabilities	472	2,546	(583)	763
Increase in deferred revenue	264	0
Decrease in other liabilities	(246)	(178)
Decrease (increase) in other assets			(243)	374
Net cash provided by (used in) operating activities	698	(7,713)	(2,571)	(28,382)
Cash flows from investing activities
Acquisition of property, equipment and technology	(151)	0	0	(246)
Decrease (increase) in deposits	2,001	(287)	(248)	(2,404)
Cash acquired as part of the acquisition of IDG			144	0
Net cash provided by (used in) investing activities	1,850	(287)	(104)	(2,650)
Cash flows from financing activities
Net proceeds from senior secured notes and warrants	0	12,425	12,425	0
Debt issuance costs	(50)	(218)	(218)	0
Exercise of stock options			0	2,160
Exercise of warrants			0	11,292
Repayment of notes payable			(610)	0
Net cash provided by (used in) financing activities	(50)	12,207	11,597	13,452
Effect of exchange rate changes on cash and cash equivalents	0	(3)	6	17
Increase in cash and cash equivalents	2,498	4,204	8,928	(17,563)
Cash and cash equivalents at beginning of period	24,951	16,023	16,023	33,586
Cash and cash equivalents at end of period	27,449	20,227	24,951	16,023
Cash paid during the period for
Interest	40	0
Income taxes paid			0	0
Non-cash investing and financing transactions
Issuance of common stock to repay debt and interest	2,996	1,401	9,391	0
Debt discount	$ 0	2,961	2,961	0
Non-cash acquisition of cost method investment			0	787
Conversion of derivative warrant liabilities into common stock			0	1,707
Change in classification of derivative warrants to equity warrants		$ 175	175	0
Cash acquired as part of the acquisition of IDG
Working capital (excluding cash and cash equivalents)			454	0
Intangible assets			(2,146)	0
Goodwill			(4,863)	0
Deferred tax liabilities			866	0
Fair value of Vringo shares issued ($5,571 on October 15, 2015 and $262 on December 28, 2015)			5,833	0
Cash acquired as part of the acquisition of IDG			$ 144	$ 0